INCOME TAXES Components Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax assets (included within other current assets)	$ 32	$ 40
Current income tax liabilities (included within income and other taxes payable)	(18)	(7)
Long-term income tax assets (included within other assets)	0	0
Long-term income tax liabilities (included within other long-term liabilities)	(205)	(39)
Total	$ (191)	$ (6)